6. Trade accounts receivable	12 Months Ended
Dec. 31, 2017
Trade Accounts Receivable
Trade accounts receivable

These are financial assets classified as borrowing and receivables, which refer to accounts receivable from users of telecommunications services, from network use (interconnections) and from the sale of handsets and accessories. Accounts receivable are recorded at the price charged at the time of the transaction. The balances of accounts receivable also include services provided and not billed (“unbilled”) up to the balance sheet date. Accounts receivable from clients are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method less the allowance for doubtful accounts (“impairment”).

Allowances for doubtful accounts were recognized as a reduction in the accounts receivable based on the profile of the subscriber portfolio, the overdue aging of accounts receivable, the economic situation, the risks involved in each case and the collection curve, at an amount deemed sufficient to support future losses.

The fair value of trade accounts receivable equals the book value recorded as of December 31, 2017 and 2016. A portion of the accounts receivable from clients is used to secure the total amount of BNDES borrowing (Note 19).

	2017	2016

Billed services	1,390,616	1,175,091
Unbilled services	610,570	653,333
Network use	367,894	527,179
Sale of goods	661,180	956,056
Other accounts receivable	1,548	2,062
	3,031,808	3,313,721

Allowances for doubtful accounts	(464,745)	(370,452)
	2,567,063	2,943,269

Current portion	(2,540,856)	(2,919,177)
Non-current portion	26,207	24,092

Changes to the allowances for doubtful accounts were as follow:

	2017	2016

Opening balance	370,452	351,381
Additions	316,387	266,442
Write-off	(222,094)	(247,371)
Closing balance	464,745	370,452

The aging of the accounts receivable is as follows:

	2017	2016

Current	2,028,983	2,378,345
Past due for up to 30 days	271,560	231,024
Past due for up to 60 days	113,584	107,584
Past due for up to 90 days	109,568	135,164
–Past due for more than 90 days	508,113	461,604
	3,031,808	3,313,721